Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	$ 246.8	$ 234.1
Restricted Cash	185.8	210.0
Other Temporary Investments	202.7	159.1
Fuel	528.5	319.0
Materials and Supplies	640.7	602.1
Property, Plant and Equipment
Other Property, Plant and Equipment	4,811.5	4,265.0
Accumulated Depreciation and Amortization	19,007.6	17,986.1
Current Liabilities
Long-term Debt Due Within One Year	1,598.7	1,698.5
Accrued Interest	243.6	231.7
Other Noncurrent Assets
Securitized Assets	858.1	920.6
Noncurrent Liabilities
Long-term Debt	$ 25,126.8	$ 21,648.2
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	514,373,631	513,450,036
Treasury Stock, Shares	20,204,160	20,204,160
Sabine Mining Co [Member]
Current Assets
Materials and Supplies		$ 23.0
Subsidiaries [Member]
Current Assets
Restricted Cash	$ 185.8	210.0
Other Temporary Investments	187.8	152.7
Current Liabilities
Long-term Debt Due Within One Year	565.1	406.5
Noncurrent Liabilities
Long-term Debt	907.0	1,109.2
AEP Texas Inc. [Member]
Current Assets
Cash and Cash Equivalents	3.1	3.1
Restricted Cash	154.7	156.7
Fuel	5.9	8.8
Materials and Supplies	56.7	52.8
Property, Plant and Equipment
Other Property, Plant and Equipment	805.9	727.9
Accumulated Depreciation and Amortization	1,758.1	1,651.2
Current Liabilities
Long-term Debt Due Within One Year	392.1	501.1
Accrued Interest	35.7	37.3
Other Noncurrent Assets
Securitized Assets	623.4	649.1
Noncurrent Liabilities
Long-term Debt	4,166.3	3,380.2
AEP Texas Inc. [Member] | AEP Texas Transition and Restoration Funding [Member]
Current Assets
Restricted Cash	154.7	156.7
Current Liabilities
Long-term Debt Due Within One Year	281.4	251.1
Accrued Interest	7.5	11.3
Other Noncurrent Assets
Securitized Assets	621.2	636.8
Noncurrent Liabilities
Long-term Debt	495.4	540.1
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents	0.0	0.0
Materials and Supplies	13.8	19.0
Property, Plant and Equipment
Other Property, Plant and Equipment	269.6	174.0
Accumulated Depreciation and Amortization	402.3	271.9
Current Liabilities
Long-term Debt Due Within One Year	0.0	85.0
Accrued Interest	19.2	15.9
Noncurrent Liabilities
Long-term Debt	3,427.3	2,738.0
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	3.3	4.2
Restricted Cash	23.5	25.6
Fuel	149.7	61.3
Materials and Supplies	105.2	100.1
Property, Plant and Equipment
Other Property, Plant and Equipment	571.3	485.8
Accumulated Depreciation and Amortization	4,432.3	4,124.4
Current Liabilities
Long-term Debt Due Within One Year	215.6	430.7
Other Noncurrent Assets
Securitized Assets	234.7	258.7
Noncurrent Liabilities
Long-term Debt	$ 4,148.2	$ 3,631.9
Equity
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 2.0	$ 2.4
Fuel	56.2	37.3
Materials and Supplies	171.3	167.3
Property, Plant and Equipment
Other Property, Plant and Equipment	632.6	583.8
Accumulated Depreciation and Amortization	3,294.3	3,151.6
Current Liabilities
Long-term Debt Due Within One Year	139.7	155.4
Accrued Interest	36.2	37.3
Noncurrent Liabilities
Long-term Debt	$ 2,910.5	$ 2,880.0
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 86.1	$ 76.8
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3.7	4.9
Restricted Cash	0.0	27.6
Materials and Supplies	52.3	42.9
Property, Plant and Equipment
Other Property, Plant and Equipment	765.8	574.8
Accumulated Depreciation and Amortization	2,263.0	2,218.6
Current Liabilities
Long-term Debt Due Within One Year	0.1	47.9
Other Noncurrent Assets
Securitized Assets	0.0	12.9
Noncurrent Liabilities
Long-term Debt	$ 2,081.9	$ 1,668.7
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 0.0	$ 47.8
Other Noncurrent Assets
Securitized Assets	0.0	13.0
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1.5	2.0
Fuel	12.2	12.3
Materials and Supplies	46.8	44.8
Property, Plant and Equipment
Other Property, Plant and Equipment	342.1	303.5
Accumulated Depreciation and Amortization	1,580.1	1,472.9
Current Liabilities
Long-term Debt Due Within One Year	13.2	375.5
Noncurrent Liabilities
Long-term Debt	$ 1,373.0	$ 911.5
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 1.6	$ 24.5
Fuel	140.1	98.0
Materials and Supplies	94.0	90.0
Property, Plant and Equipment
Other Property, Plant and Equipment	733.4	762.7
Accumulated Depreciation and Amortization	2,873.7	2,808.3
Current Liabilities
Long-term Debt Due Within One Year	121.2	59.7
Accrued Interest	34.6	34.7
Noncurrent Liabilities
Long-term Debt	$ 2,534.4	$ 2,653.7
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	$ 0.0	$ 22.0
Fuel	47.0	13.2
Materials and Supplies	23.1	22.5
Property, Plant and Equipment
Other Property, Plant and Equipment	212.3	276.9
Accumulated Depreciation and Amortization	$ 107.5	$ 174.6